RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2013
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

27. RESTRICTED NET ASSETS

        Relevant PRC laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the PRC subsidiaries are required to annually appropriate 10% of net after-tax income to the general reserve fund or statutory surplus fund (see Note 2(x)) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability, which restricted portion amounted to approximately RMB764.3 million and RMB769.6 million as of December 31, 2012 and 2013, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders.